SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets, Allowance for credit losses	$ 4,698,990	$ 3,640,083
Deferred tax liabilities, Allowance for credit losses
Deferred tax assets, Loss carry-forwards	4,271,589	3,714,825
Deferred tax liabilities, Loss carry-forwards
Deferred tax assets, Fixed assets	23,230	80,456
Deferred tax liabilities, Fixed assets	(273,000)	(258,451)
Deferred tax assets, Inventory valuation	384,109	369,064
Deferred tax liabilities, Inventory valuation
Deferred tax assets, Accrued liabilities	14,814
Deferred tax liabilities, Accrued liabilities
Deferred tax assets, Long-term investments	150,832	5,736
Deferred tax liabilities, Long-term investments
Deferred tax assets, Intangible assets
Deferred tax liabilities, Intangible assets	135,918	134,197
Deferred tax assets, Gross	9,543,564	7,810,164
Deferred tax liabilities, Gross (liabilities)	(137,082)	(124,254)
Deferred tax assets, Valuation allowance	(9,406,482)	(7,685,910)
Deferred tax liabilities, Valuation allowance
Total deferred tax assets	137,082	124,254
Total deferred tax (liabilities)	$ (137,082)	$ (124,254)